Intangible Assets - Carrying Value of Indefinite-Lived Intangibles (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles	€ 1,405,815	€ 1,444,184
Americas
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles	760,768	801,621
Europe
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles	485,557	496,735
ASPA
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles	108,786	98,777
MEAI
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles	€ 50,704	€ 47,051